May 30, 2017	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Jacob C. Tiedt Associate +1 312 609 7697 jtiedt@vedderprice.com

Via EDGAR Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	Touchstone Funds Group Trust (File No. 811-08104) (the “Registrant”) Registration Statement on Form N-14

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance by the series of the Registrant set forth in the table below (each, an “Acquiring Fund”) of shares of beneficial interest belonging to the classes indicated in connection with the reorganization of each of the corresponding series of Sentinel Group Funds, Inc. (each, a “Target Fund”) into the applicable Acquiring Fund (the “Reorganizations”).

Acquiring Fund	Corresponding Target Fund
Touchstone Active Bond Fund	Sentinel Government Securities Fund
Class A
Class C
Class Y

Touchstone Active Bond Fund	Sentinel Total Return Bond Fund
Class A
Class C
Class Y

Touchstone Ultra Short Duration Fixed Income Fund	Sentinel Low Duration Bond Fund
Class A
Class Y
Class S

Each Acquiring Fund is an existing series of the Registrant.

This filing is one of three filings that will be made in connection with the integration of the Sentinel Funds into the Touchstone Funds, each of which is being filed today or shortly thereafter. In addition to the Registrant’s Registration Statement on Form N-14 transmitted herewith, (1) Touchstone Strategic Trust (“TST”) (CIK: 0000711080; File No. 811-03651) expects to file on or about the date hereof a Registration Statement on Form N-14 relating to the reorganizations of six series of Sentinel Group Funds, Inc. into two existing and four newly formed series of TST, and (2) Touchstone Variable Series

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

May 30, 2017

Trust (“TVST”) (CIK: 0000920547; File No. 811-08416) expects to file on or about June 2, 2017 a Registration Statement on Form N-14 relating to the reorganizations of four series of Sentinel Variable Products Trust into four newly formed series of TVST. In light of the similarities of the reorganizations involving series of the Registrant and series of TST, the Registration Statements on Form N-14 filed by the Registrant and TST will contain the same Joint Proxy Statement/Prospectus; however, such filings will contain different Statements of Additional Information.

Please contact Deborah Bielicke Eades at (312) 609-7661 or the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Yours very truly, Jacob C. Tiedt Associate

JCT/Enclosures